Long-Term debt - Schedule of Future Payments on Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 28,147	$ 59,808
Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,300,422	3,063,801
Year one [member] | Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	469,500	463,351
Year two [member] | Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	457,737	381,288
Year three [member] | Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	529,125	412,839
Year four [member] | Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	608,026	392,810
Year Five and Thereafter [member] | Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,236,034	$ 1,413,513